Description of Business	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business
1.	Description of Business

Mateon Therapeutics, Inc. (“Mateon” or the “Company”) is a clinical-stage biopharmaceutical developing drugs for the treatment of orphan oncology indications, with its lead program in acute myeloid leukemia (“AML”). The Company was originally incorporated under the name OXiGENE, Inc. in 1988 in the state of New York and reincorporated in 1992 in the state of Delaware. Effective June 17, 2016, the Company changed its name to Mateon Therapeutics, Inc.